Equity (Details Narrative)														1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 19, 2024 USD ($) $ / shares shares	Aug. 05, 2024 USD ($) $ / shares shares	Feb. 06, 2024 USD ($) $ / shares shares	Jan. 24, 2024 USD ($) $ / shares shares	Dec. 16, 2023 USD ($) $ / shares shares	Oct. 11, 2023 USD ($) $ / shares shares	Oct. 01, 2023 USD ($) $ / shares shares	Aug. 25, 2023 USD ($) $ / shares shares	Jun. 05, 2023 USD ($) $ / shares shares	May 02, 2023 USD ($) $ / shares shares	May 01, 2023 shares	Oct. 01, 2022 shares	Mar. 01, 2017 $ / shares shares	Oct. 31, 2015 USD ($) $ / shares shares	Oct. 30, 2015	Apr. 30, 2008 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Oct. 31, 2023 shares	Jul. 31, 2023 shares	Apr. 30, 2023 shares	Jan. 31, 2023 shares	Apr. 28, 2008 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized																	500,000,000		500,000,000		500,000,000	500,000,000
Common stock, par value | $ / shares																	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized																	50,000,000		50,000,000		50,000,000	50,000,000
Preferred stock, par value | $ / shares																	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock issued, shares			87,500														300,000	582,000			6,023,067	3,563,753
Common stock issued, value | $			$ 35,000														$ 225,000	$ 465,600	$ 725,600	$ 1,358,000	$ 3,107,120	$ 1,325,501
Common stock issued																					216,000
Common shares issued for services, value | $																					$ 83,434
Additional shares issued										1,772,800
Additional shares issued for prior year, value | $
Share issued price per share | $ / shares			$ 0.40							$ 0.075							$ 0.75	$ 0.80	$ 0.75
Preferred stock, convertible terms														1 to 11		1 to 1.25
Outstanding votes percent															51.00%
Warrant issued																					350,000
Warrants outstanding, weighted average remaining term																					5 years
Fair value of warrants | $																					$ 72,785
Stock options, issuance																					1,650,000
Option grants issuance | $																					$ 611,764
Option vest																					100,000
Option issuance																					1,550,000
Intrinsic value | $																					$ 9,500
Advisory Board [Member]
Class of Stock [Line Items]
Stock options, issuance						550,000	45,000
Stock option term exercise price						5 years	5 years
Exercise price | $ / shares						$ 0.57	$ 0.27
Option grants issuance | $						$ 298,275	$ 11,572
Share based payment award options vest																								25,000	25,000	25,000	25,000
Revenue from sales description						(ii) 50,000 options upon the Company’s revenue from the sale of the Company’s products through customer’s channels exceeding $5,000,000 by June 30, 2024; (iii) 100,000 options upon the Company’s revenue from the sale of the Company’s products through customer’s channels exceeding $20,000,000 by June 30, 2025; and (iv) 200,000 options upon the Company’s revenue from the sale of the Company’s products through customer’s channels exceeding $40,000,000 by June 30, 2026.
Director [Member]
Class of Stock [Line Items]
Common stock issued, shares																					1,650,000
Stock options, issuance					1,000,000
Stock option term exercise price					5 years
Exercise price | $ / shares					$ 0.57
Option grants issuance | $					$ 397,140
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Options exercisable, weighted average remaining term																			4 years 11 months 15 days		4 years 9 months 21 days
Options exercisable, intrinsic value | $																	$ 47,450		$ 47,450
Stock options, issuance								125,000	400,000										970,000		3,770,000
Stock option term exercise price									5 years
Exercise price | $ / shares								$ 0.40	$ 0.17
Options vest remaining									240,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $									$ 60,000,000
Option grants issuance | $								$ 3,850	$ 62,002
Stock options expense | $																			$ 271,924		$ 61,569
Options exercise price | $ / shares																			$ 0.52		$ 0.43
Options outstanding, weighted average remaining term																			4 years 11 months 15 days
Options outstanding, intrinsic valu | $																	$ 47,450		$ 47,450
Share-Based Payment Arrangement, Option [Member] | Employee Stock [Member]
Class of Stock [Line Items]
Stock price | $ / shares	$ 0.57	$ 0.51
Stock options, issuance	100,000	100,000
Option grants issuance | $	$ 52,021	$ 39,546
Exercise price | $ / shares	$ 0.57	$ 0.51
Options term		5 years
Options exercise price | $ / shares	$ 0.51	$ 0.51
Term	3 years 9 months
Volatility	117.27%	120.76%
Discount rate	3.75%	3.62%
Stock options vested description	The Option will become vested and exercisable with respect to 7,500 shares on December 31, 2024, and 7,500 shares at the end of each calendar quarter for years 2025, 2026, 2027 and ending on September 30, 2028 until the Option is 100% vested.	(i) 50,000 options will become vested and exercisable with respect to 3,125 shares on December 31, 2024, and 3,125 shares at the end of each calendar quarter for years 2025, 2026, 2027, and ending on September 30, 2028, until the 50,000 Options are 100% vested (ii) 12,500 Options will vest over four years on an annual basis when the Participant exceeds annual sales objectives established by the Company for years 2025, 2026, 2027, and 2028, for a total of 50,000 Options.
Share-Based Payment Arrangement, Option [Member] | Director [Member]
Class of Stock [Line Items]
Stock price | $ / shares				$ 0.51
Stock options, issuance				750,000
Option grants issuance | $				$ 368,386
Exercise price | $ / shares				$ 0.51
Options term				10 years
Options exercise price | $ / shares				$ 0.51
Term				6 years 3 months
Volatility				162.68%
Discount rate				4.14%
Share-Based Payment Arrangement, Option [Member] | Director [Member] | Employee Stock [Member]
Class of Stock [Line Items]
Term		3 years 9 months
Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																					0
Minimum [Member]
Class of Stock [Line Items]
Stock price | $ / shares																					$ 0.17
Exercise price | $ / shares																					1.00
Stock option exercise price | $ / shares																					$ 0.40
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Warrants outstanding, weighted average remaining term																					3 months
Exercise price | $ / shares																					$ 0.27
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																					76.64%
[custom:DiscountRate]																					2.01%
Minimum [Member] | Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Warrant measurement input																					0.167
Minimum [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement input																					1.6990
Minimum [Member] | Measurement Input, Discount Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																					0.0391
Maximum [Member]
Class of Stock [Line Items]
Stock price | $ / shares																					$ 0.57
Exercise price | $ / shares																					2.00
Stock option exercise price | $ / shares																					$ 0.75
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Warrants outstanding, weighted average remaining term																					5 years
Exercise price | $ / shares																					$ 0.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																					172.88%
[custom:DiscountRate]																					4.60%
Maximum [Member] | Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Warrant measurement input																					0.40
Maximum [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement input																					1.7274
Maximum [Member] | Measurement Input, Discount Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																					0.0427
Warrant [Member]
Class of Stock [Line Items]
Warrants outstanding, weighted average remaining term																	3 years 6 months 21 days		3 years 6 months 21 days
Options exercisable, weighted average remaining term																					4 years 3 months 21 days
Options exercisable, intrinsic value | $																					$ 0
Warrants exercisable, weighted average remaining term																	3 years 6 months 21 days		3 years 6 months 21 days
Options exercise price | $ / shares																					$ 1.29
Consulting Agreement [Member] | Two Thousand Twenty Two [Member]
Class of Stock [Line Items]
Common stock issued, shares																						500,000
Common stock issued													847,431									847,431
Share issued price per share | $ / shares													$ 0.50
Other expenses | $																							$ 84,743
Issuance costs | $																						$ 14,124
Stock price | $ / shares													$ 0.40
Metalanguage Corp [Member]
Class of Stock [Line Items]
Additional shares issued for prior year, value | $										$ 132,960
Series B One Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											8,619,420
Preferred stock, par value | $ / shares														$ 0.001
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											2,068					5,000,000	2,068		2,068		2,068	2,068						5,000,000
Preferred stock, par value | $ / shares																$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001						$ 0.001
Preferred stock, convertible terms											Each share of Series A is convertible on a 1 to 1.25 common share basis.			1 to 1
Preferred stock, shares issued																	2,068		2,068		2,068	2,068
Preferred stock, shares outstanding																	2,068		2,068		2,068	2,068
Preferred stock, voting rights											Each share of Series A has voting rights equal to the amount of shares of common stock
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Additional shares issued for prior year, value | $
Series A-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																	2,068		2,068		2,068	2,068
Preferred stock, shares outstanding																	2,068		2,068		2,068	2,068
Series B One Covertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock														3,107,438
Preferred stock, redemption price per share | $ / shares														$ 0.70798
Series B-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											8,619,420			3,107,438			8,619,420		8,619,420		8,619,420	8,619,420
Preferred stock, par value | $ / shares																	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, convertible terms														Each share of Series B-1 is convertible on a 1 to 11 common share basis.
Preferred stock, shares issued																	8,619,420		8,619,420		8,619,420	0
Preferred stock, shares outstanding																	8,619,420		8,619,420		8,619,420	0
Preferred stock, redemption price per share | $ / shares														$ 0.70798
Outstanding votes percent														51.00%
Preferred stock, voting rights														Each share of Series B-1 has voting rights 3.2x (times) that of the number of votes that is equal to the number of common stock
Series B-1 Convertible Preferred Stock [Member] | Metalanguage [Member]
Class of Stock [Line Items]
Additional shares issued										2,946,074
Series B-1 Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Additional shares issued												2,946,074
Additional shares issued for prior year, value | $
Preferred stock, shares issued																					8,619,420	5,673,346
Preferred stock, shares outstanding																					8,619,420	5,673,346
Series B Two Covertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock														3,107,438
Series B Two Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																					0	0
Preferred stock, shares outstanding																					0	0
Liquidation preference, value | $														$ 0
Series B-2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														3,107,438
Preferred stock, par value | $ / shares														$ 0.001
Preferred stock, convertible terms														Series A is convertible to and is convertible on a 1 to 1 common share basis and shall automatically be converted into common shares up the Public Offering Closing.
Preferred stock, shares issued																	0		0		0
Preferred stock, shares outstanding																	0		0		0
Liquidation preference, value | $														$ 0
Preferred stock, voting rights														Each share of Series B-2 has voting rights equal to the amount of shares of common stock